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                     FORTIS WALL STREET SERIES SURVIVOR VUL
                               VARIABLE ACCOUNT C
                        FORTIS BENEFITS INSURANCE COMPANY

                               FILE NO. 033-65243


      SUPPLEMENT DATED MARCH 15, 2005 TO YOUR PROSPECTUS DATED MAY 3, 2004

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               SUPPLEMENT DATED MARCH 15, 2005 TO YOUR PROSPECTUS

HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT - CLOSURE

Hartford Capital Appreciation HLS Fund Sub-Account is closed to all Policies issued on or after May 2, 2005. For Policies that are issued prior to May 2, 2005, Hartford Capital Appreciation HLS Fund Sub-Account will remain available as an investment option.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4347